Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the International Equity Fund of State Farm Mutual Fund Trust (“Mutual Fund Trust”), approved a reorganization of the International Equity Fund into the BlackRock Advantage International Fund (the “BlackRock Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust.

BlackRock Advisors, LLC (“BAL”) is the investment adviser to the BlackRock Advantage International Acquiring Fund. To prepare for the reorganization of the International Equity Fund, BAL has requested that the International Equity Fund sell substantially all of its existing holdings, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock Advantage International Acquiring Fund. During the period October 24, 2018, through November 16, 2018, the International Equity Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock Advantage International Acquiring Fund, as set out in the current prospectus of the BlackRock Advantage International Acquiring Fund.

On September 14, 2018, shareholders of the Mutual Fund Trust Equity and Bond Fund approved (i) the elimination of the Equity and Bond Fund’s fundamental investment restriction on investments, which provides that the Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Equity and Bond Fund into the BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II (the “BlackRock 60/40 Target Allocation Acquiring Fund”). The reorganization is expected to occur on November 16, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the BlackRock 60/40 Target Allocation Acquiring Fund. To prepare for the reorganization of the Equity and Bond Fund, BlackRock Advisors, LLC has requested that the Equity and Bond Fund sell all of its existing holdings of the Equity Fund and the Bond Fund, each a series of Mutual Fund Trust, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock 60/40 Target Allocation Acquiring Fund. During the period October 25, 2018, through November 16, 2018, the Equity and Bond Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock 60/40 Target Allocation Acquiring Fund, as set out in the current prospectus of the BlackRock 60/40 Target Allocation Acquiring Fund. The BlackRock 60/40 Target Allocation Acquiring Fund is a fund of funds that normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The BlackRock 60/40 Target Allocation Acquiring Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the BlackRock 60/40 Target Allocation Acquiring Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

The section of the Prospectus that describes the principal risks of investing in the Equity and Bond Fund on pages 24-25 of the Prospectus is hereby amended to add the following risk factor in connection with the Equity and Bond Fund’s intention to invest in a portfolio of underlying open-end funds and ETFs to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets.

•
Investments in Mutual Funds and ETFs Risk—The Equity and Bond Fund’s investments are concentrated in the underlying BlackRock funds, so the Equity and Bond Fund’s investment performance is directly related to the performance of the underlying funds. The Equity and Bond Fund may also directly invest in ETFs. The Equity and Bond Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Equity and Bond Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Equity and Bond Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the International Equity Fund of State Farm Mutual Fund Trust (“Mutual Fund Trust”), approved a reorganization of the International Equity Fund into the BlackRock Advantage International Fund (the “BlackRock Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust.

BlackRock Advisors, LLC (“BAL”) is the investment adviser to the BlackRock Advantage International Acquiring Fund. To prepare for the reorganization of the International Equity Fund, BAL has requested that the International Equity Fund sell substantially all of its existing holdings, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock Advantage International Acquiring Fund. During the period October 24, 2018, through November 16, 2018, the International Equity Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock Advantage International Acquiring Fund, as set out in the current prospectus of the BlackRock Advantage International Acquiring Fund.

On September 14, 2018, shareholders of the Mutual Fund Trust Equity and Bond Fund approved (i) the elimination of the Equity and Bond Fund’s fundamental investment restriction on investments, which provides that the Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Equity and Bond Fund into the BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II (the “BlackRock 60/40 Target Allocation Acquiring Fund”). The reorganization is expected to occur on November 16, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the BlackRock 60/40 Target Allocation Acquiring Fund. To prepare for the reorganization of the Equity and Bond Fund, BlackRock Advisors, LLC has requested that the Equity and Bond Fund sell all of its existing holdings of the Equity Fund and the Bond Fund, each a series of Mutual Fund Trust, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock 60/40 Target Allocation Acquiring Fund. During the period October 25, 2018, through November 16, 2018, the Equity and Bond Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock 60/40 Target Allocation Acquiring Fund, as set out in the current prospectus of the BlackRock 60/40 Target Allocation Acquiring Fund. The BlackRock 60/40 Target Allocation Acquiring Fund is a fund of funds that normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The BlackRock 60/40 Target Allocation Acquiring Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the BlackRock 60/40 Target Allocation Acquiring Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

The section of the Prospectus that describes the principal risks of investing in the Equity and Bond Fund on pages 22-23 of the Prospectus is hereby amended to add the following risk factor in connection with the Equity and Bond Fund’s intention to invest in a portfolio of underlying open-end funds and ETFs to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets.

•
Investments in Mutual Funds and ETFs Risk—The Equity and Bond Fund’s investments are concentrated in the underlying BlackRock funds, so the Equity and Bond Fund’s investment performance is directly related to the performance of the underlying funds. The Equity and Bond Fund may also directly invest in ETFs. The Equity and Bond Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Equity and Bond Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Equity and Bond Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the International Equity Fund of State Farm Mutual Fund Trust (“Mutual Fund Trust”), approved a reorganization of the International Equity Fund into the BlackRock Advantage International Fund (the “BlackRock Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust.

BlackRock Advisors, LLC (“BAL”) is the investment adviser to the BlackRock Advantage International Acquiring Fund. To prepare for the reorganization of the International Equity Fund, BAL has requested that the International Equity Fund sell substantially all of its existing holdings, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock Advantage International Acquiring Fund. During the period October 24, 2018, through November 16, 2018, the International Equity Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock Advantage International Acquiring Fund, as set out in the current prospectus of the BlackRock Advantage International Acquiring Fund.

On September 14, 2018, shareholders of the Mutual Fund Trust Equity and Bond Fund approved (i) the elimination of the Equity and Bond Fund’s fundamental investment restriction on investments, which provides that the Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Equity and Bond Fund into the BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II (the “BlackRock 60/40 Target Allocation Acquiring Fund”). The reorganization is expected to occur on November 16, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the BlackRock 60/40 Target Allocation Acquiring Fund. To prepare for the reorganization of the Equity and Bond Fund, BlackRock Advisors, LLC has requested that the Equity and Bond Fund sell all of its existing holdings of the Equity Fund and the Bond Fund, each a series of Mutual Fund Trust, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock 60/40 Target Allocation Acquiring Fund. During the period October 25, 2018, through November 16, 2018, the Equity and Bond Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock 60/40 Target Allocation Acquiring Fund, as set out in the current prospectus of the BlackRock 60/40 Target Allocation Acquiring Fund. The BlackRock 60/40 Target Allocation Acquiring Fund is a fund of funds that normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The BlackRock 60/40 Target Allocation Acquiring Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the BlackRock 60/40 Target Allocation Acquiring Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

The section of the Prospectus that describes the principal risks of investing in the Equity and Bond Fund on pages 23-24 of the Prospectus is hereby amended to add the following risk factor in connection with the Equity and Bond Fund’s intention to invest in a portfolio of underlying open-end funds and ETFs to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets.

•
Investments in Mutual Funds and ETFs Risk—The Equity and Bond Fund’s investments are concentrated in the underlying BlackRock funds, so the Equity and Bond Fund’s investment performance is directly related to the performance of the underlying funds. The Equity and Bond Fund may also directly invest in ETFs. The Equity and Bond Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Equity and Bond Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Equity and Bond Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

Retail Class | State Farm Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm Small Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the International Equity Fund of State Farm Mutual Fund Trust (“Mutual Fund Trust”), approved a reorganization of the International Equity Fund into the BlackRock Advantage International Fund (the “BlackRock Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust.

BlackRock Advisors, LLC (“BAL”) is the investment adviser to the BlackRock Advantage International Acquiring Fund. To prepare for the reorganization of the International Equity Fund, BAL has requested that the International Equity Fund sell substantially all of its existing holdings, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock Advantage International Acquiring Fund. During the period October 24, 2018, through November 16, 2018, the International Equity Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock Advantage International Acquiring Fund, as set out in the current prospectus of the BlackRock Advantage International Acquiring Fund.

Retail Class | State Farm S & P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm Equity and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the Mutual Fund Trust Equity and Bond Fund approved (i) the elimination of the Equity and Bond Fund’s fundamental investment restriction on investments, which provides that the Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Equity and Bond Fund into the BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II (the “BlackRock 60/40 Target Allocation Acquiring Fund”). The reorganization is expected to occur on November 16, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the BlackRock 60/40 Target Allocation Acquiring Fund. To prepare for the reorganization of the Equity and Bond Fund, BlackRock Advisors, LLC has requested that the Equity and Bond Fund sell all of its existing holdings of the Equity Fund and the Bond Fund, each a series of Mutual Fund Trust, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock 60/40 Target Allocation Acquiring Fund. During the period October 25, 2018, through November 16, 2018, the Equity and Bond Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock 60/40 Target Allocation Acquiring Fund, as set out in the current prospectus of the BlackRock 60/40 Target Allocation Acquiring Fund. The BlackRock 60/40 Target Allocation Acquiring Fund is a fund of funds that normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The BlackRock 60/40 Target Allocation Acquiring Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the BlackRock 60/40 Target Allocation Acquiring Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

The section of the Prospectus that describes the principal risks of investing in the Equity and Bond Fund on pages 24-25 of the Prospectus is hereby amended to add the following risk factor in connection with the Equity and Bond Fund’s intention to invest in a portfolio of underlying open-end funds and ETFs to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets.

•
Investments in Mutual Funds and ETFs Risk—The Equity and Bond Fund’s investments are concentrated in the underlying BlackRock funds, so the Equity and Bond Fund’s investment performance is directly related to the performance of the underlying funds. The Equity and Bond Fund may also directly invest in ETFs. The Equity and Bond Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Equity and Bond Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Equity and Bond Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

Retail Class | State Farm Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm Tax Advantaged Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm LifePath Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm LifePath 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retail Class | State Farm LifePath 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm Small Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the International Equity Fund of State Farm Mutual Fund Trust (“Mutual Fund Trust”), approved a reorganization of the International Equity Fund into the BlackRock Advantage International Fund (the “BlackRock Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust.

BlackRock Advisors, LLC (“BAL”) is the investment adviser to the BlackRock Advantage International Acquiring Fund. To prepare for the reorganization of the International Equity Fund, BAL has requested that the International Equity Fund sell substantially all of its existing holdings, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock Advantage International Acquiring Fund. During the period October 24, 2018, through November 16, 2018, the International Equity Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock Advantage International Acquiring Fund, as set out in the current prospectus of the BlackRock Advantage International Acquiring Fund.

Retirement Class | State Farm S & P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm Equity and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the Mutual Fund Trust Equity and Bond Fund approved (i) the elimination of the Equity and Bond Fund’s fundamental investment restriction on investments, which provides that the Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Equity and Bond Fund into the BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II (the “BlackRock 60/40 Target Allocation Acquiring Fund”). The reorganization is expected to occur on November 16, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the BlackRock 60/40 Target Allocation Acquiring Fund. To prepare for the reorganization of the Equity and Bond Fund, BlackRock Advisors, LLC has requested that the Equity and Bond Fund sell all of its existing holdings of the Equity Fund and the Bond Fund, each a series of Mutual Fund Trust, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock 60/40 Target Allocation Acquiring Fund. During the period October 25, 2018, through November 16, 2018, the Equity and Bond Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock 60/40 Target Allocation Acquiring Fund, as set out in the current prospectus of the BlackRock 60/40 Target Allocation Acquiring Fund. The BlackRock 60/40 Target Allocation Acquiring Fund is a fund of funds that normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The BlackRock 60/40 Target Allocation Acquiring Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the BlackRock 60/40 Target Allocation Acquiring Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

The section of the Prospectus that describes the principal risks of investing in the Equity and Bond Fund on pages 22-23 of the Prospectus is hereby amended to add the following risk factor in connection with the Equity and Bond Fund’s intention to invest in a portfolio of underlying open-end funds and ETFs to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets.

•
Investments in Mutual Funds and ETFs Risk—The Equity and Bond Fund’s investments are concentrated in the underlying BlackRock funds, so the Equity and Bond Fund’s investment performance is directly related to the performance of the underlying funds. The Equity and Bond Fund may also directly invest in ETFs. The Equity and Bond Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Equity and Bond Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Equity and Bond Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

Retirement Class | State Farm Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm LifePath Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm LifePath 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Retirement Class | State Farm LifePath 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm Small Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the International Equity Fund of State Farm Mutual Fund Trust (“Mutual Fund Trust”), approved a reorganization of the International Equity Fund into the BlackRock Advantage International Fund (the “BlackRock Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust.

BlackRock Advisors, LLC (“BAL”) is the investment adviser to the BlackRock Advantage International Acquiring Fund. To prepare for the reorganization of the International Equity Fund, BAL has requested that the International Equity Fund sell substantially all of its existing holdings, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock Advantage International Acquiring Fund. During the period October 24, 2018, through November 16, 2018, the International Equity Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock Advantage International Acquiring Fund, as set out in the current prospectus of the BlackRock Advantage International Acquiring Fund.

Institutional Class | State Farm S & P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm Equity and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the Mutual Fund Trust Equity and Bond Fund approved (i) the elimination of the Equity and Bond Fund’s fundamental investment restriction on investments, which provides that the Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Equity and Bond Fund into the BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II (the “BlackRock 60/40 Target Allocation Acquiring Fund”). The reorganization is expected to occur on November 16, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the BlackRock 60/40 Target Allocation Acquiring Fund. To prepare for the reorganization of the Equity and Bond Fund, BlackRock Advisors, LLC has requested that the Equity and Bond Fund sell all of its existing holdings of the Equity Fund and the Bond Fund, each a series of Mutual Fund Trust, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock 60/40 Target Allocation Acquiring Fund. During the period October 25, 2018, through November 16, 2018, the Equity and Bond Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock 60/40 Target Allocation Acquiring Fund, as set out in the current prospectus of the BlackRock 60/40 Target Allocation Acquiring Fund. The BlackRock 60/40 Target Allocation Acquiring Fund is a fund of funds that normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The BlackRock 60/40 Target Allocation Acquiring Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the BlackRock 60/40 Target Allocation Acquiring Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

The section of the Prospectus that describes the principal risks of investing in the Equity and Bond Fund on pages 23-24 of the Prospectus is hereby amended to add the following risk factor in connection with the Equity and Bond Fund’s intention to invest in a portfolio of underlying open-end funds and ETFs to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets.

•
Investments in Mutual Funds and ETFs Risk—The Equity and Bond Fund’s investments are concentrated in the underlying BlackRock funds, so the Equity and Bond Fund’s investment performance is directly related to the performance of the underlying funds. The Equity and Bond Fund may also directly invest in ETFs. The Equity and Bond Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Equity and Bond Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Equity and Bond Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

Institutional Class | State Farm Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm LifePath Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm LifePath 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

Institutional Class | State Farm LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.